Provisions for expected credit losses/impairment charges - Sensitivity of the provision for ECL (Details) - Loans and credit commitments $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 AUD ($)	Sep. 30, 2019 AUD ($)
Provisions for expected credit losses
Percentage of base case scenario		62.50%
Percentage of downside scenario		27.50%
Percentage of upside scenario		10.00%
Reduction in base case scenario	(2.50%)
Increase in downside scenario	2.50%
Percent of GDP growth		2.50%
Reduction in rate of growth in commercial property prices		(1.10%)
Increase in growth of residential property prices		1.00%
Reduction in cash rate		(0.50%)
Increase in unemployment rate		5.60%
Reported probability-weighted ECL
Provisions for expected credit losses
Financial assets	$ 3,913	$ 3,913
100% base case ECL
Provisions for expected credit losses
Financial assets	2,748	2,748
100% downside ECL
Provisions for expected credit losses
Financial assets	7,065	7,065
Parent Entity | Reported probability-weighted ECL
Provisions for expected credit losses
Financial assets	3,378	3,378
Parent Entity | 100% base case ECL
Provisions for expected credit losses
Financial assets	2,387	2,387
Parent Entity | 100% downside ECL
Provisions for expected credit losses
Financial assets	$ 6,067	$ 6,067